Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, gross:	¥ 468,296	¥ 402,694
Less: allowance for current expected credit losses	(2,230)	(1,027)	¥ (1,004)
Accounts receivable, net	¥ 466,066	¥ 401,667